Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at May. 31, 2016
Beginning balance (in shares) at May. 31, 2016	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash at $0.001 (par value) per share	$ 8,000			8,000
Shares issued for cash at $0.001 (par value) per share (in shares)	8,000,000
Net (Loss)			(4,375)	(4,375)
Ending Balance at Jun. 30, 2016	$ 8,000		(4,375)	3,625
Ending Balance (in shares) at Jun. 30, 2016	8,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss)			(16,769)	(16,769)
Ending Balance at Jun. 30, 2017	$ 8,000		$ (21,144)	$ (13,144)
Ending Balance (in shares) at Jun. 30, 2017	8,000,000